UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 12b-25


(Check One):
|_| Form 10-K |_| Form 20-F |_| Form 11-K |X| Form 10-Q |_| Form N-SAR


                           NOTIFICATION OF LATE FILING

                        For Period Ended:  September 30, 2005
                                          -------------------------------------
                        |_|  Transition Report on Form 10-K
                        |_|  Transition Report on Form 20-F
                        |_|  Transition Report on Form 11-K
                        |_|  Transition Report on Form 10-Q
                        |_|  Transition Report on Form N-SAR

                        For the Transition Period Ended:
                                                        -----------------------


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             READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM.
         PLEASE PRINT OR TYPE. NOTHING IN THIS FORM SHALL BE CONSTRUED
                 TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY
                          INFORMATION CONTAINED HEREIN.

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 If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


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                        PART I -- REGISTRANT INFORMATION


                      Metromedia International Group, Inc.
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                             Full Name of Registrant

                             8000 Tower Point Drive
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                    Address of Principal Executive Office (Street and Number)

                               Charlotte, NC 28227
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                            City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

          a)   The reasons  described in  reasonable  detail in Part III of this
               form could not be eliminated |_| ( without unreasonable effort or
               expense;
[_]       b)   The subject annual report,  semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the ( prescribed due date; and
          c)   The  accountant's  statement  or other  exhibit  required by Rule
               12b-25(c) has been attached if ( applicable.

PART III--NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

     Metromedia International Group, Inc. (the "Registrant") is unable to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2005 due to the additional time and effort that has been required for the Registrant to restate its previously issued financial statements as of December 31, 2003 and for the years ended December 31, 2003 and 2002 and the quarters ended March 31, June 30 and September 30, 2004 and 2003 and prepare and finalize the Annual Report on Form 10-K for the year ended December 31, 2004 and its Quarterly Report on Form 10-Q for the fiscal quarters ended March 31, 2005 and June 30, 2005 and for the finance teams of the Registrant's Magticom and Georgia Telecom business ventures to prepare, finalize and submit their third quarter U.S. GAAP financial results to the Registrant's corporate financial team. As a result of the delay in the filing of the Form 10-K and the delay in the receipt of the Magticom and Telecom Georgia third quarter U.S. GAAP financial results, the Registrant's corporate finance team has not been able to begin the review and analysis of the Magticom and Telecom Georgia third quarter financial results, and as such, has not been able to finalize the Registrant's consolidated financial statements and management's discussion and analysis of the Registrant's financial condition and results of operations for the fiscal quarter ended September 30, 2005.

     The Registrant anticipates that it will file its Form 10-K for the year ended December 31, 2004 before the end of December 31, 2005 and will file its quarterly reports on Form 10-Q for the fiscal quarters ended March 31, 2005, June 30, 2005 and September 30, 2005 as soon as possible, most likely during the first quarter of 2006.

PART IV--OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

         Harold F. Pyle, III                  704               321-7380
---------------------------------------  -------------    ----------------------
               (Name)                     (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |_| Yes |X| No


     The Registrant has been unable to fully complete the preparation of its consolidated financial statements and footnote disclosures for the annual audit, as required for the filing of its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 and its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2005 and June 30, 2005.

     The Registrant has also failed to timely file with the SEC the financial information of Magticom required under Item 9.01(a) and (b) of Form 8-K in respect of the Registrant's purchase of an additional interest in Magticom, as previously announced by the Registrant in a press release dated February 15, 2005. The Registrant will file such financial information by amending the Registrant's February 17, 2005 Form 8-K on or around the date the Registrant files its Form 10-K for the fiscal year ended December 31, 2004.

     The Registrant has also failed to timely file with the SEC the financial information of Magticom required under Item 9.01(a) and (b) of Form 8-K in respect of the Registrant's purchase of an additional interest in Magticom, as previously announced by the Registrant in a press release dated September 15, 2005. The Registrant will file such financial information by amending the Registrant's September 19, 2005 Form 8-K as soon as possible after the date the Registrant files its Form 10-K for the fiscal year ended December 31, 2004.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |X| Yes |_| No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant's corporate finance team has not been able to begin its review and analysis of the Magticom and Telecom Georgia third quarter financial results, and as such, the Registrant is not able to determine an appropriate reasonable estimate of the results of the Registrant's consolidated financial statements. Furthermore, the Registrant increased its ownership interests in Magticom and Telecom Georgia during the first quarter of 2005, disposed of its interests in PeterStar, redeemed the outstanding Senior Discount Notes and further increased its ownership interest in Magticom during the third quarter of 2005 and the Registrant has not completed its analysis of the impact of such activities on its consolidated financial statements.

                      Metromedia International Group, Inc.

                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date:   November 16, 2005     By:  S/  HAROLD F. PYLE III
      ----------------------         ------------------------------------------
                                      Harold F. Pyle, III
                                      Executive Vice President Finance, Chief
                                      Financial Officer and Treasurer